SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)				12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Inventory write-off				$ 66,944
Impairment of intangible asset				$ 0	0
Income tax percentage description				greater than 50%
Penalties or interest				$ 0	$ 0
Federal corporate income tax rate			35.00%	21.00%	34.00%
Value added tax rate	13.00%	16.00%
Land Use Right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful lives				50 years